Convertible promissory notes (Tables)	12 Months Ended
Dec. 31, 2020
Convertible promissory notes
Schedule of components effecting the change in fair value

	Year ended December 31, 2018	Year ended December 31, 2019
Balance at January 1	$—	$51,922
Issuance	29,131	—
Change in fair value	22,791	(14,591)
Conversion to ordinary shares	—	(21,562)
Forward contracts	—	(15,769)
Balance at December 31	$51,922	$—